8. Production Loan Facility (Sept. 2017) (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Credit line maximum		$ 5,275,000
Credit line term		40 months
Credit line interest rate		Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Credit line borrowings during period		$ 1,505,307
Llama Productions [Member]
Credit line initiation date	Aug. 08, 2016
Credit line maximum	$ 5,275,000
Credit line term	40 months
Credit line interest rate	Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Credit line borrowings during period	$ 3,624,263	1,505,307
Payment of financing costs	128,739	173,303
Credit line net borrowings	$ 3,495,524	$ 1,332,004